Lease obligation (Tables)	12 Months Ended
Dec. 31, 2022
Lease obligation
Schedule of lease obligation

As at December 31	2022	2021
At January 1	$1,127	$1,378
Lease extension[1]	1,130	—
Repayments	(359)	(258)
Foreign exchange difference	19	7
At December 31	$1,917	$1,127

Lease obligation - current	$277	$270
Lease obligation - non-current	1,640	857
At December 31	$1,917	$1,127

1.	The seven-year lease was entered into by the Company for a term which commenced on October 1, 2018, further extended to December 31, 2029, and is being amortized over the remaining life of the lease.